Operating Results Related to Structured Settlement Business (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total income	$ 13,995	$ 11,933	$ 9,530
Total expenses	(16,610)	(17,357)	(12,180)
Loss before income taxes	(2,615)	(5,424)	(2,650)
Income tax expense
Loss from discontinued operations, net of income taxes	$ (2,615)	$ (5,424)	$ (2,650)